CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net loss	$ (59,602)	$ (9,548)	$ (8,723)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	870	769	1,395
Loss on disposal of property, plant and equipment	36
Share-based compensation	405	1,865	2,317
Unrealized foreign exchange loss	339	89	120
Gain from equity method investment	(221)	(208)	(17)
Change in fair value of convertible promissory notes	22,791
Bad debt expense	533	0
Inventory write down	2,456	2,065	3,286
Changes in operating assets and liabilities, net of effect of acquisition of Ezbuy:
Accounts receivable	1,860	(973)	(1,707)
Inventories	5,638	(3,293)	(2,642)
Prepaid expenses and other current assets	10,298	(5,985)	(4,659)
Long-term rental deposits	(81)	(12)	(2)
Accounts payable	(16,185)	(108)	(6,813)
Amounts due to related parties	4,953
Advance from customers	(2,374)	1,345	476
Accrued expenses and other current liabilities	(1,584)	(837)	1,635
Net cash used in operating activities	(29,868)	(14,831)	(15,334)
Cash flows from investing activities
Purchase of property and equipment	(387)	(556)	(334)
Cash acquired from acquisition of Ezbuy	3,683
Payment for long term investment		(2,950)
Net cash (used in) / provided by investing activities	3,296	(3,506)	(334)
Cash flows from financing activities
Proceeds from exercise of share options	13	37	22
Proceeds from private placement			75,423
Repayment of long-term payable under capital leases	(24)
Repurchase of ordinary shares	(3,354)	(3,101)	(810)
Net cash provided by / (used in) financing activities	(3,365)	(3,064)	74,635
Net increase / (decrease) in cash, cash equivalents and restricted cash	(29,937)	(21,401)	58,967
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(275)	340	(398)
Cash, cash equivalents and restricted cash at beginning of year	70,014	91,075	32,506
Cash, cash equivalents and restricted cash at end of year	39,802	70,014	91,075
Supplemental cash flow information:
Income taxes paid	(55)	$ (81)	$ (54)
Interest expense paid	(4)
Noncash investing activities:
Issuance of convertible promissory notes as the consideration of acquisition of Ezbuy	29,131
Acquisition of property, plant and equipment included in long-term payable	$ (1,170)